UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2006 and Year Ended December 31, 2005

Maxim Global Bond Portfolio

ITEM 1.         REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Global Bond Portfolio

Semi-Annual Report

June 30, 2006

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
UNAUDITED

ASSETS:
Investments in securities, market value (1)	$233,386,740
Cash	37,936
Cash denominated in foreign currencies (2)	1,678,354
Interest receivable	4,718,774
Subscriptions receivable	396,391
Receivable for investments sold	2,582,186
Unrealized appreciation on forward foreign currency contracts	123,775

Total assets	242,924,156

LIABILITIES:
Due to investment adviser	256,267
Redemptions payable	776,792
Payable for investments purchased	2,000,000
Payable to custodian	0

Total liabilities	3,033,059

NET ASSETS	$239,891,097

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$2,296,674
Additional paid-in capital	228,070,985
Net unrealized appreciation on investments	368,336
Undistributed net investment income	2,433,042
Accumulated net realized gain on investments and forward foreign currency contracts	6,722,060

NET ASSETS	$239,891,097

NET ASSET VALUE PER OUTSTANDING SHARE	$10.45
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	100,000,000
Outstanding	22,966,735

(1) Cost of investments in securities:	$233,164,123
(2) Cost of cash denominated in foreign currencies:	1,656,410

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
UNAUDITED

INVESTMENT INCOME:
Interest	$6,167,216
Foreign withholding tax	(139,496)

Total income	6,027,720

EXPENSES:
Management fees	1,601,210

NET INVESTMENT INCOME	4,426,510

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	931,878
Net realized gain on forward foreign currency contracts	4,986,785
Change in net unrealized appreciation on investments	5,047,588
Change in net unrealized appreciation on forward foreign currency contracts	549,457

Net realized and unrealized gain on investments and forward foreign currency contracts	11,515,708

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,942,218

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2006 AND YEAR ENDED DECEMBER 31, 2005

	2006	2005
	UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$4,426,510	$4,556,921
Net realized gain on investments	931,878	3,990,256
Net realized gain on forward foreign currency contracts	4,986,785	9,472,182
Change in net unrealized appreciation (depreciation) on investments	5,047,588	(16,894,554)
Change in net unrealized appreciation (depreciation) on forward foreign currency contracts	549,457	575,948

Net increase in net assets resulting from operations	15,942,218	1,700,753

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,200,404)	(12,419,609)
From net realized gains	0	(4,183,356)

Total distributions	(4,200,404)	(16,602,965)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	49,922,164	125,778,783
Reinvestment of distributions	4,200,403	16,602,965
Redemptions of shares	(71,669,085)	(108,714,170)

Net increase (decrease) in net assets resulting from share transactions	(17,546,518)	33,667,578

Total increase (decrease) in net assets	(5,804,704)	18,765,366

NET ASSETS:
Beginning of period	245,695,801	226,930,435

End of period (1)	$239,891,097	$245,695,801
	0	0
OTHER INFORMATION:

SHARES:
Sold	4,780,489	11,999,966
Issued in reinvestment of distributions	408,203	1,640,284
Redeemed	(6,844,556)	(10,366,906)

Net increase (decrease)	(1,655,864)	3,273,344

(1) Including undistributed net investment income	$2,433,042	$2,206,936

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2006		2005	2004	2003	2002	2001
	UNAUDITED

Net Asset Value, Beginning of Period	$9.98		$10.63	$10.47	$10.34	$9.75	$9.76

Income from Investment Operations

Net investment income	0.21		0.60	0.25	0.17	0.28	0.71
Net realized and unrealized gain (loss)	0.45		(0.52)	0.25	0.58	0.74	(0.38)

Total Income From Investment Operations	0.66		0.08	0.50	0.75	1.02	0.33

Less Distributions

From net investment income	(0.19)		(0.54)	(0.25)	(0.19)	(0.32)	(0.18)
From net realized gains	0.00		(0.19)	(0.09)	(0.43)	(0.11)	(0.16)

Total Distributions	(0.19)		(0.73)	(0.34)	(0.62)	(0.43)	(0.34)

Net Asset Value, End of Period	$10.45		$9.98	$10.63	$10.47	$10.34	$9.75

Total Return	6.59%		0.62%	4.84%	7.36%	10.54%	3.41%

Net Assets, End of Period ($000)	$239,891		$245,696	$226,930	$133,333	$138,533	$112,247

Ratio of Expenses to Average Net Assets	1.30%	*	1.30%	1.30%	1.30%	1.30%	1.30%

Ratio of Net Investment Income to Average Net Assets	3.59%	*	1.95%	2.00%	2.12%	2.86%	2.95%

Portfolio Turnover Rate	17.51%		246.45%	245.82%	225.08%	275.23%	227.53%

Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized
See notes to financial statements.

MAXIM GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
30-Jun-06
UNAUDITED

BONDS

Par Value ($) Value ($)
--------------------------------------------------------------------------------

AGENCY --- 3.24%
850,000,000 Fannie Mae ** 7,570,147
JPY 2.125% October 9, 2007
$7,570,147

CANADIAN - FEDERAL --- 2.64%
700,000 Government of Canada 633,468
CAD Bonds
7.000% December 1, 2006
1,995,000 Government of Canada 1,790,800
CAD Bonds
5.750% September 1, 2006
4,245,000 Government of Canada ~ 3,734,254
CAD Zero Coupon
3.700% November 30, 2006
$6,158,522

CANADIAN - PROVINCIAL --- 8.99%
5,775,000 Province of British Columbia 5,188,343

CAD Unsubordinated Debentures
5.250% December 1, 2006
4,850,000 Province of Manitoba 4,355,963
CAD Debentures
5.100% December 1, 2006
12,800,000 Province of Ontario 11,447,991
CAD Notes
3.500% September 8, 2006
$20,992,297

FOREIGN BANKS --- 3.87%
5,000,000 KfW International Finance Inc 4,964,515
Foreign Government Guaranteed Notes
2.375% September 25, 2006
5,680,000 KfW Bankengruppe 3,424,747
NZD Foreign Government Guaranteed Bonds
6.375% February 17, 2015
50,000,000 Kreditanstalt fuer Wiederaufbau 632,691
ISK Foreign Government Guaranteed Notes
8.250% September 20, 2007
$9,021,953

FOREIGN GOVERNMENTS --- 60.19%
220,000 Deutsche Bundesrepublik 277,830
EUR Bonds
3.750% July 4, 2013

3,025,000 Government of Argentina ++ 323,072
EUR Notes

8.610% December 15, 2035
10,447,500 Government of Argentina ++ 9,874,380
Bonds
4.889% August 3, 2012
13,595,000 Government of Argentina ++ 1,197,720
Notes
8.420% December 15, 2035
9,230,000 Government of Australia 6,891,968
AUD Notes
6.000% October 14, 2015
5,175,000 Government of Australia 3,833,979
AUD Bonds
6.000% May 1, 2012
435,000,000 Government of Austria 5,680,161
ISK Notes
9.000% September 15, 2006
2,095,000 Government of Austria 2,804,574
EUR Senior Unsecured Unsubordinated Notes
4.650% January 15, 2018
1,400,000 Government of Austria 2,264,611
EUR Bonds
6.250% July 15, 2027
540,000 Government of Austria # 729,953
EUR Senior Unsecured Unsubordinated Notes
5.000% July 15, 2012
280,000 Government of Belgium 378,748
EUR Bonds
5.000% September 28, 2012
1,115,000 Government of Belgium 1,448,795

EUR Bonds
4.250% September 28, 2014
480,000 Government of Finland 666,510
EUR Bonds
5.375% July 4, 2013
850,000 Government of Finland 1,106,535
EUR Senior Unsubordinated Bonds
4.250% July 4, 2015
390,000 Government of France 500,256
EUR Bonds
4.000% April 25, 2013
170,000 Government of France 219,225
EUR Bonds
4.250% April 25, 2019
35,000,000,000 Government of Indonesia 3,155,014
IDR Bonds
9.500% June 15, 2015
34,700,000,000 Government of Indonesia 3,315,275
IDR Bonds
11.000% November 15, 2020
59,450,000,000 Government of Indonesia 5,728,051
IDR Bonds
10.750% May 15, 2016
10,000,000,000 Government of Indonesia 993,195
IDR Bonds
11.500% September 15, 2019
42,850,000,000 Government of Indonesia 4,915,034
IDR Bonds
14.250% June 15, 2013

845,000,000 Government of Indonesia 83,925
IDR Bonds
11.000% October 15, 2014
2,400,000,000 Government of Indonesia 249,779
IDR Bonds
12.000% September 15, 2026
5,375,000,000 Government of Indonesia 619,431
IDR Bonds
14.275% December 15, 2013
1,700,000 Government of Iraq 1,139,000
Bonds
5.800% January 15, 2028
290,000 Government of Ireland 393,839
EUR Bonds
5.000% April 18, 2013
1,760,000 Government of Ireland 2,346,991
EUR Bonds
4.600% April 18, 2016
5,000,000 Government of Italy 4,982,500
Notes
4.375% October 25, 2006
275,000,000 Government of Italy 2,404,025
JPY Bonds
.375% October 10, 2006
20,660,000 Government of Malaysia 5,842,650
MYR Bonds
6.450% July 1, 2008
830,000 Government of New Zealand 511,168
NZD Bonds

6.000% April 15, 2015
1,860,000 Government of New Zealand 1,172,052
NZD Bonds
6.500% April 15, 2013
53,650,000 Government of Norway 8,772,679
NOK Bonds
6.750% January 15, 2007
17,325,000 Government of Norway ~ 2,721,021
NOK Zero Coupon
2.640% December 20, 2006
3,720,000 Government of Norway ~ 589,387
NOK Zero Coupon
2.890% March 21, 2007
26,380,000 Government of Peru 8,317,571
PEN Bonds
8.600% August 12, 2017
2,000,000 Government of Peru 584,861
PEN Bonds
7.840% August 12, 2020
1,200,000 Government of Peru 1,152,000
Bonds
7.350% July 21, 2025
1,050,000 Government of Philippines 1,202,250
Senior Notes
9.500% February 2, 2030
3,930,000 Government of Philippines 4,254,225
Bonds
8.875% March 17, 2015
3,500,000 Government of Poland 1,079,530

PLN Bonds
5.750% September 23, 2022
4,550,000 Government of Poland 1,478,946
PLN Bonds
8.500% May 12, 2007
376,000 Government of Singapore 236,078
SGD Bonds
1.750% February 1, 2007
395,000 Government of Singapore 248,714
SGD Bonds
2.625% October 1, 2007
17,270,000 Government of Singapore 10,993,631
SGD Bonds
4.000% March 1, 2007
136,790,000 Government of Sweden 20,043,120
SEK Bonds
8.000% August 15, 2007
3,285,000 Government of Sweden ~ 451,380
SEK Zero Coupon
2.240% December 20, 2006
5,230,000 Government of Sweden ~ 723,091
SEK Zero Coupon
2.060% September 20, 2006
60,000,000 Government of Thailand ~ 1,571,282
THB Zero Coupon
2.730% July 6, 2006
$140,470,012

SUPRANATIONALS --- 8.11%

5,000,000 European Investment Bank 4,996,935
Notes
4.875% September 6, 2006
270,000,000 European Investment Bank 2,372,268
JPY Notes
3.000% September 20, 2006
1,300,000 Inter-American Development Bank 764,754
NZD Senior Unsecured Notes
6.000% December 15, 2017
80,000,000 Inter-American Development Bank 1,032,414
ISK Notes
9.000% January 4, 2007
9,700,000 Korea Development Bank ++ 9,762,002
Foreign Bonds
5.270% October 20, 2009
$18,928,373

U.S. MUNICIPAL --- 0.86%
2,000,000 Palm Beach County Florida 2,000,920
Municipal Bonds
5.670% June 1, 2007
$2,000,920
TOTAL BONDS --- 87.90% $205,142,224
(Cost $204,919,607)

SHORT-TERM INVESTMENTS

Par Value ($) Value ($)
--------------------------------------------------------------------------------

26,000,000 Federal Home Loan Bank 25,992,921
4.970%, July 3, 2006
2,255,000 Pennsylvania Convention Center Authority 2,251,595
4.590%, September 1, 2006

TOTAL SHORT-TERM INVESTMENTS --- 12.10% $28,244,516
(Cost $28,244,516)

TOTAL MAXIM GLOBAL BOND PORTFOLIO --- 100% $233,386,740
(Cost $233,164,123)

Legend
# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale.
** Security is an agency note with maturity date and interest rate indicated.
~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase.
++ Represents the current interest rate for variable rate security.
See Attached Summary of Investments by Country.

See Notes to Financial Statements.

Currency Abbreviations AUD - Australian Dollars CAD - Canadian Dollars EUR -
Euro Dollars IDR - Indonesian Rupiah ISK - Icelandic Krona JPY - Japanese Yen
MYR - Malaysian Ringgit NOK - Norwegian Krone NZD - New Zealand Dollars PEN -
Peruvian New Sol PLN - Polish Zloty SEK - Swedish Krona SGD - Singapore Dollars
THB - Thai Baht

Summary of Investments by Country

Maxim Global Bond Portfolio
June 30, 2006
Unaudited

		% of Portfolio
Country	Value ($)	Investments
Argentina	$11,395,172	4.88%
Australia	10,725,947	4.60%
Austria	11,479,299	4.92%
Belgium	1,827,543	0.78%
Canada	27,150,819	11.63%
Denmark	910,521	0.39%
European Community	7,369,203	3.16%
Finland	1,773,045	0.76%
France	719,481	0.31%
Germany	3,424,747	1.47%
Greece	-	0.00%
Indonesia	19,059,704	8.17%
Iraq	1,139,000	0.49%
Ireland	2,740,830	1.17%
Italy	7,386,525	3.16%
Korea	9,762,002	4.18%
Latin America	1,797,168	0.77%
Malaysia	5,842,650	2.50%
Netherlands	-	0.00%
New Zealand	1,683,220	0.72%
Norway	12,083,087	5.18%
Peru	10,054,432	4.31%
Philippines	5,456,475	2.34%
Poland	2,558,476	1.10%
Singapore	11,478,423	4.92%
Spain	-	0.00%
Sweden	21,217,591	9.09%
Thailand	1,571,282	0.67%
United States	42,780,098	18.33%
Venezuela	-	0.00%
	233,386,740	100.00%

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006
UNAUDITED
1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Global Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek the highest total return consistent with a reasonable degree of risk. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Financial Futures Contracts

The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as “variation margin”, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2006 were $735,637, $729,953 and 0.30%, respectively.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Forward Currency Transactions

The Portfolio enters into forward currency contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign security holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contracts and the value of the foreign currency in U.S. dollars upon closing of such contract is shown separately on the Statement of Operations. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.30% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

Effective April 1, 2006, GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, became the principal underwriter to distribute and market the Portfolio. Prior to that date, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, was the principal underwriter. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2006, there were thirty-four Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $56,250 for the six months ended June 30, 2006. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $30,460,537 and $0, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $7,666,945 and $60,757,530, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2006, the U.S. Federal income tax cost basis was $232,888,618. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $5,256,821 and gross depreciation of securities in which there was an excess of tax cost over value of $4,758,738 resulting in net appreciation of $498,083.

5.	FORWARD FOREIGN CURRENCY CONTRACTS
	As of June 30, 2006, the Portfolio held the following forward foreign currency contracts:
				Net
		Delivery		Unrealized
		Value	Settlement	Appreciation
		(Foreign Currency)	Date	(Depreciation)
	Short Contracts:
	Brazilian Real (U.S. Dollar)	1,512,000	February 2007	$59,545
	Canadian Dollars (U.S. Dollar)	710,000	October 2006	28,290
	Indian Rupee (New Zealand Dollar)	48,500,000	July 2006	87,085
	Indian Rupee (U.S. Dollar)	66,800,000	October 2006	(64,040)
	Indian Rupee (U.S. Dollar)	48,500,000	March 2007	(14,294)
	Japanese Yen (U.S. Dollar)	269,343,750	February 2007	(21,669)
	Japanese Yen (U.S. Dollar)	262,117,250	March 2007	34,707
	South Korean Won (U.S. Dollar)	1,250,000,000	October 2006	58,549
	South Korean Won (U.S. Dollar)	625,000,000	December 2006	60,525
	South Korean Won (U.S. Dollar)	30,033,200,000	February 2007	(15,153)
	Norwegian Krone (U.S. Dollar)	20,600,000	February 2007	(82,775)
	Polish Zloty (U.S. Dollar)	46,272,000	February 2007	(314,033)
	Romanian New Leu (U.S. Dollar)	9,072,960	July 2006	151,844
	Romanian New Leu (U.S. Dollar)	7,035,000	September 2006	35,772
	Romanian New Leu (U.S. Dollar)	8,322,048	January 2007	(48,967)
	Swedish Krona (U.S. Dollar)	293,950,000	February 2007	(182,371)
	Thai Baht (U.S. Dollar)	24,000,000	October 2006	17,089
	Thai Baht (U.S. Dollar)	24,000,000	November 2006	46,315
	Thai Baht (U.S. Dollar)	24,000,000	December 2006	47,361
	Thai Baht (U.S. Dollar)	185,000,000	February 2007	(71,983)
	Thai Baht (U.S. Dollar)	319,756,895	March 2007	58,144

	Long Contracts:
	Euro Dollars (U.S. Dollar)	2,496,000	July 2006	(186,209)
	Euro Dollars (U.S. Dollar)	2,000,000	September 2006	(142,175)
	Euro Dollars (U.S. Dollar)	2,357,521	January 2007	(120,315)
	Euro Dollars (U.S. Dollar)	1,950,000	February 2007	(23,295)
	Euro Dollars (U.S. Dollar)	1,850,000	March 2007	(13,762)
	New Zealand Dollars (U.S. Dollar)	5,973,629	October 2006	448,901
	New Zealand Dollars (U.S. Dollar)	844,119	November 2006	84,564
	New Zealand Dollars (U.S. Dollar)	1,716,179	December 2006	180,072
	New Zealand Dollars (U.S. Dollar)	1,723,525	March 2007	26,053

	Net Appreciation			$123,775
6.		DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and differing treatments regarding recognition of market discount and original issue discount. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

Investment Advisory Contract Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 18, 2006 (the "Meeting"), the continuation of the Investment Advisory Agreement between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM") and the Sub-Advisory Agreements between MCM and each of the following Sub-Advisers: Alliance Capital Management, L.P.; Ariel Capital Management, LLC; BNY Investment Advisors; Federated Investment Management Company; INVESCO Global Asset Management (N.A.), Inc.; Franklin Advisers, Inc.; Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; Salomon Brothers Asset Management Company Inc.; T. Rowe Price Associates, Inc.; and Trusco Capital Management, Inc.

Based on its review of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"), the information described below, and such considerations as the Board deemed relevant, the Board concluded that the terms of the Agreements are fair and reasonable, and that the advisory and sub-advisory fee rates provided in the Agreements are fair and reasonable in relation to the services rendered.

The Independent Directors met separately on March 28, 2006, with independent legal counsel to review and evaluate in advance of the Meeting information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Agreements. In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that information regarding performance is provided to the Board on an ongoing basis at regular meetings of the Board held throughout the year. Discussed below are the principal factors considered by the Board in approving the Agreements. This discussion is not intended to be all-inclusive. In approving the Agreements, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Under the terms of the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Under the terms of the Sub-Advisory Agreements noted above, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell, or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

Nature, Extent and Quality of Services.

The Board considered and concluded that it was satisfied with the nature, extent, and quality of services provided and to be provided by MCM to each Portfolio and by each Sub-Adviser to the applicable Portfolio(s). In this regard, the Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, MCM's and each Sub-Adviser's overall financial condition, technical resources, and operational capabilities. Consideration was given to the fact that at regular meetings of the Board held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio, and the performance of each Portfolio. The Board also considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided.

Investment Performance.

The Board considered and concluded that, as to each Portfolio, it was satisfied with the investment performance of the Portfolios or satisfied with the steps being taken to address under-performance. The Board reviewed information regarding the investment performance of each Portfolio, as compared against various benchmarks and the performance of similar funds. For each Portfolio, the performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2005, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings. The Board considered the composition of each Portfolio's "peer" funds, as determined by MCM, based on the Portfolio's Morningstar category. The Board noted in each case how the Portfolios performed relative to the short- and long-term returns of applicable benchmarks and peer funds.

Costs and Profitability.

The Board considered the cost of services to be provided and profits to be realized by MCM and each Sub-Adviser and their affiliates from their relationships with the Portfolios. The Board concluded that the cost of services and the profitability of MCM and, to the extent such information was available, the Sub-Advisers, were reasonable in relation to the nature, extent and quality of the services rendered. With respect to the cost of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers, as determined by MCM based on each Portfolio's Morningstar category. The Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

The Board considered the overall financial soundness of MCM and each Sub-Adviser and the profits to be realized by MCM and its affiliates and, to the extent practicable, the Sub-Adviser and its affiliates. The Board requested and reviewed the financial statements of and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability among advisers because comparative information is not generally available to the public and, when available, is qualified by various assumptions and other factors.

Economies of Scale.

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, the profitability and financial condition of MCM, and the current level of Portfolio assets. The Board concluded that the Portfolios were not of sufficient size to identify economies of scale, and that no changes were currently necessary to reflect economies of scale.

Other Factors.

The Board also considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board also considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that management and sub-advisory fees were reasonable, taking into account the ancillary benefits.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date: August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date: August 25, 2006

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date: August 25, 2006